BANK LOANS (Details 2) - Dec. 31, 2025	USD ($)	JPY (¥)
Bank Loans
2026	$ 1,600,957	¥ 251,030,000
2027	144,872	22,716,000
2028	10,880	1,706,000
2029
2030
Thereafter
Total bank loans	$ 1,756,709	¥ 275,452,000